Derivative Instruments - Additional Information (Detail) (USD $)	6 Months Ended	3 Months Ended	6 Months Ended		6 Months Ended								3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2014 Tanker Investments Ltd [Member]	Jun. 30, 2014 Tanker Investments Ltd [Member]	Jan. 31, 2014 Tanker Investments Ltd [Member]	Jun. 30, 2014 Tanker Investments Ltd [Member] Warrant [Member]	Jan. 31, 2014 Tanker Investments Ltd [Member] Warrant [Member]	Jun. 30, 2014 Maximum [Member] Tanker Investments Ltd [Member]	Jan. 31, 2014 Maximum [Member] Tanker Investments Ltd [Member]	Jun. 30, 2014 Minimum [Member] Tranche One [Member] Tanker Investments Ltd [Member]	Jun. 30, 2014 Minimum [Member] Tranche Two [Member] Tanker Investments Ltd [Member]	Jun. 30, 2014 Minimum [Member] Tranche Three [Member] Tanker Investments Ltd [Member]	Jun. 30, 2014 Minimum [Member] Tranche Four [Member] Tanker Investments Ltd [Member]	Jun. 30, 2014 Interest Rate Swap [Member]	Jun. 30, 2013 Interest Rate Swap [Member]	Jun. 30, 2014 Interest Rate Swap [Member]	Jun. 30, 2013 Interest Rate Swap [Member]	Jun. 30, 2014 Interest Rate Swap [Member] Not Designated as Hedging Instrument [Member]	Jun. 30, 2013 Interest Rate Swap [Member] Not Designated as Hedging Instrument [Member]	Jun. 30, 2014 Interest Rate Swap [Member] Not Designated as Hedging Instrument [Member]	Jun. 30, 2013 Interest Rate Swap [Member] Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, Description of Objective	The Company enters into interest rate swap agreements which exchange a receipt of floating interest for a payment of fixed interest to reduce the Company's exposure to interest rate variability on its outstanding floating-rate debt.
Interest rate swaps realized losses													$ (2,500,000)	$ (2,500,000)	$ (5,000,000)	$ (4,900,000)
Interest rate swaps unrealized gains (losses)																	700,000	5,300,000	2,400,000	6,900,000
Number of shares available through exercise of stock purchase warrant							750,000	750,000
Number of stock purchase warrants		1	1	1
Fixed price of stock purchase warrants, per share					$ 10	$ 10
Fair value of stock purchase warrant	4,026,000				4,026,000
Fair market value of the shares									12.50	15.00	17.50	20.00
Consecutive trading days					10 days
Unrealized (loss) gain on the derivative asset		$ (1,831,000)	$ 606,000